Supplemental Disclosure With Respect To Cash Flows	12 Months Ended
Dec. 31, 2019
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Supplemental Disclosure with Respect to Cash Flows
24.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

As at December 31, 2019, the Company held $16,529 of cash (December 31, 2018 and 2017 - $21,928 and $31,474, respectively) and $38 of cash equivalents (December 31, 2018 and 2017 - $50 and $nil, respectively). Of the cash balance, $8,389 (December 31, 2018 and 2017 - $nil) relates to funds limited for the use of FCMI leach pad expansion (note 16).

Significant non-cash transactions were as follows:

	Years ended December 31,
	Note	2019	2018	2017
Shares issued on finalization of loan facility agreement	16	$675	$-	$-
Shares issued to settle other financial liability	19	-	676	-
Fair value of Coeur shares received in disposal of property	7	-	18,782	-
		$675	$19,458	$-